RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
10.	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In October 2014, management concluded that the interest receivable recognized in relation to the issuance of certain promissory notes related to common stock subscription agreements was improperly recorded in the Company’s consolidated financial statements. The interest recognized on the promissory notes should have been recorded as Additional Paid in Capital and included in Common Stock Subscription and Interest Receivable in Stockholders’ Deficit..

The above non-cash restatements for the correction of an error affect the financial statements as follows:

Consolidated Balance Sheets

	June 30, 2014
	As Previously	As
	Reported	Restated
Total assets	$507,104	$446,482
Total liabilities	509,725	509,725
Total Viatar CTC Solutions Inc. stockholders' deficit	(2,541)	(53,639)
Noncontrolling interest	(80)	(9,604)

	December 31, 2013
	As Previously	As
	Reported	Restated
Total assets	$259,548	$214,766
Total liabilities	614,480	614,480
Total Viatar CTC Solutions Inc. stockholders' deficit	(354,786)	(390,045)
Noncontrolling interest	(146)	(9,669)

Consolidated Statements of Operations

	For the Six Months Ended June 30, 2014		For the Three Months Ended June 30, 2014
	As Previously	As	As Previously	As
	Reported	Restated	Reported	Restated
Net loss	$(1,073,634)	$(1,089,474)	$(549,024)	$(558,143)
Net loss attributable to noncontrolling interest	(85)	(86)	(33)	(34)
Net loss attributable to stockholders	(1,073,549)	(1,089,388)	(548,991)	(558,109)
Net loss per share - basic and diluted	(0.07)	(0.07)	(0.04)	(0.04)

	For the Six Months Ended June 30, 2013		For the Three Months Ended June 30, 2013
	As Previously	As	As Previously	As
	Reported	Restated	Reported	Restated
Net loss	$(515,896)	$(532,913)	$(216,674)	$(225,670)
Net loss attributable to noncontrolling interest	(191,259)	(197,568)	(76,523)	(79,700)
Net loss attributable to stockholders	(324,637)	(335,345)	(140,151)	(145,970)
Net loss per share - basic and diluted	(0.02)	(0.02)	(0.01)	(0.01)

10.	RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In October 2014, management concluded that the interest receivable recognized in relation to the issuance of certain promissory notes related to a receivable from the issuance of Class A member units was improperly recorded in the Company’s financial statements. The interest recognized on the promissory notes should have been recorded in Members’ Deficit.

The above non-cash restatements for the correction of an error affect the financial statements as follows:

Consolidated Balance Sheets

	December 31, 2013
	As Previously	As
	Reported	Restated
Total assets	$259,548	$214,766
Total liabilities	614,480	614,480
Total Vizio Medical Devices members' deficit	(354,786)	(390,045)
Noncontrolling interest	(146)	(9,669)

	December 31, 2012
	As Previously	As
	Reported	Restated
Total assets	$312,588	$304,661
Total liabilities	401,476	401,476
Total Vizio Medical Devices members' deficit	(31,190)	(36,469)
Noncontrolling interest	(57,698)	(60,346)

Consolidated Statements of Operations

	For the Year Ended December 31, 2013
	As Previously	As
	Reported	Restated
Net loss	$(1,026,324)	$(1,063,179)
Net loss attributable to noncontrolling interest	(191,443)	(198,318)
Net loss attributable to members	(834,881)	(864,861)

	For the Year Ended December 31, 2012
	As Previously	As
	Reported	Restated
Net loss	$(4,383,859)	$(4,391,786)
Net loss attributable to noncontrolling interest	(1,464,167)	(1,466,815)
Net loss attributable to members	(2,919,692)	(2,924,971)